                                      BISYS
                           60 State Street, Suite 1300
                           Boston, Massachusetts 02109

November 5, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Attn: Filing Desk

Re:      The Hirtle Callaghan Trust
         Rule 497(j) Filing
         File No. 33-87762
         File No. 811-08918

Ladies and Gentlemen:

As Administrator on behalf of The Hirtle Callaghan Trust (the "Trust") and pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that the form of the Statement of Additional Information relating to each series of the Trust that would have been filed under paragraph (c) of Rule 497, does not differ from that contained in post-effective amendment No. 20 to the Registration Statement of the Trust, which was filed electronically with the Securities and Exchange Commission on Thursday, October 31, 2002, for effectiveness on Friday, November 1, 2002.

Questions related to this filing should be directed to my attention at (617) 824-1214 or, in my absence, to Marilyn Talman, Esq., Corsell Talman LLC, at
(610) 891-1530.

                                                     Sincerely,

                                                     /s/ Ryan M. Louvar

                                                     Ryan M. Louvar
                                                     Counsel

cc:  Marilyn Talman, Esq.